BUSINESS AND ORGANIZATION - Narrative (Q3) (Details)			1 Months Ended	3 Months Ended	9 Months Ended	41 Months Ended	47 Months Ended	53 Months Ended
	Sep. 14, 2021 $ / shares shares	Aug. 11, 2017 shares	Aug. 31, 2017 shares	Sep. 30, 2021 property ft² $ / shares shares	Sep. 30, 2021 property ft² $ / shares shares	Dec. 31, 2020 property ft² $ / shares shares	Dec. 30, 2019	Dec. 31, 2020 property ft² $ / shares shares	Aug. 04, 2021 $ / shares	Jun. 29, 2021 USD ($)	May 05, 2021 $ / shares	Feb. 01, 2021 $ / shares	Jan. 31, 2021 $ / shares	Jan. 27, 2021 USD ($) $ / shares	Jan. 22, 2021 USD ($)	Sep. 30, 2020 lease	May 20, 2020 $ / shares	Dec. 31, 2019 $ / shares shares	Dec. 23, 2019 USD ($)	Jan. 14, 2019 $ / shares	Jan. 18, 2018 $ / shares	Dec. 31, 2016 USD ($)	Jul. 19, 2016 USD ($)	Jul. 15, 2015 USD ($)
Business And Organization [Line Items]
Issued common stock (in shares)				450,000,000	450,000,000	450,000,000		450,000,000
Preferred stock, shares authorized (in shares)				50,000,000	50,000,000	50,000,000		50,000,000										50,000,000
Preferred stock, par value (in usd per share) | $ / shares						$ 0.001		$ 0.001										$ 0.001
Number of square feet of aggregate leasable space (in square foot) | ft²				2,200,000	2,200,000	118,651		118,651
Number of real estate properties | property				38	38	36		36
Net asset value (in usd per share) | $ / shares						$ 21.01		$ 21.01	$ 26.05		$ 24.61			$ 23.03			$ 21.01	$ 30.48			$ 30.00
DRP
Business And Organization [Line Items]
Net asset value (in usd per share) | $ / shares																				$ 30.48
Primary Offering
Business And Organization [Line Items]
Common stock subscriptions | $																								$ 30,000,000
Registered Offering
Business And Organization [Line Items]
Common stock subscriptions | $																								$ 3,333,333
Real Estate Investment | Tenant-in-common
Business And Organization [Line Items]
Ownership percentage				72.70%	72.70%	72.70%		72.70%
Retail
Business And Organization [Line Items]
Number of square feet of aggregate leasable space (in square foot) | lease																113,376
Number of real estate properties | property				13	13	11		11
Office
Business And Organization [Line Items]
Number of real estate properties | property				14	14	14		14
Industrial
Business And Organization [Line Items]
Number of real estate properties | property				11	11	11		11
Operating Partnership
Business And Organization [Line Items]
Ownership interest (as a percent)					86.00%		99.00%
Class S
Business And Organization [Line Items]
Common stock, shares authorized (in shares)				100,000,000	100,000,000	100,000,000		100,000,000										100,000,000
Common stock (in usd per share) | $ / shares				$ 0.001	$ 0.001	$ 0.001		$ 0.001				$ 0.001	$ 0.003					$ 0.001
Issuance of preferred stock (in shares)		33,333,333	33,333,333			63,711
Class S | Registered Offering
Business And Organization [Line Items]
Issuance of preferred stock (in shares)						2,056
Class C
Business And Organization [Line Items]
Common stock, shares authorized (in shares)				300,000,000	300,000,000	300,000,000		300,000,000										300,000,000
Common stock (in usd per share) | $ / shares				$ 0.001	$ 0.001	$ 0.001		$ 0.001				$ 0.001	$ 0.003					$ 0.001
Common stock subscriptions | $																			$ 800,000,000
Stock repurchase program, minimum share value | $																						$ 500	$ 500
Class C | DRP
Business And Organization [Line Items]
Common stock subscriptions | $										$ 75,000,000									75,000,000
Class C | Registered Offering
Business And Organization [Line Items]
Issuance of preferred stock (in shares)								6,627,934
Class C | Registered Offering | DRP
Business And Organization [Line Items]
Issuance of preferred stock (in shares)								790,479
Class C | Follow-on Offering
Business And Organization [Line Items]
Common stock subscriptions | $														$ 600,547,672					$ 725,000,000
Class C | 2021 DRP Offering
Business And Organization [Line Items]
Common stock subscriptions | $															$ 100,000,000
Series A Preferred Stock
Business And Organization [Line Items]
Preferred stock, shares authorized (in shares)				2,000,000	2,000,000
Preferred stock, par value (in usd per share) | $ / shares	$ 0.001
Preferred stock, dividend rate, percentage					7.375%
Sale of stock, price per share | $ / shares	$ 25.00
Series A Preferred Stock | Primary Offering
Business And Organization [Line Items]
Shares sold in offering (in shares)	1,800,000
Series A Preferred Stock | Over-Allotment Option
Business And Organization [Line Items]
Shares sold in offering (in shares)	200,000
Class C and Class S
Business And Organization [Line Items]
Net asset value (in usd per share) | $ / shares				$ 27.29	$ 27.29
Preferred Stock
Business And Organization [Line Items]
Preferred stock, shares authorized (in shares)				50,000,000	50,000,000
Preferred stock, par value (in usd per share) | $ / shares				$ 0.001	$ 0.001
Preferred Stock | Series A Preferred Stock
Business And Organization [Line Items]
Issuance of preferred stock (in shares)				2,000,000	2,000,000